Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2021
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	March 31,
	2021	2020
Prime coil inventory	$23,079,012	$17,190,435
Non-standard coil inventory	1,419,055	1,550,734
Tubular raw material	2,607,197	4,888,542
Tubular finished goods	8,910,829	12,038,532
	$36,016,093	$35,668,243

Property, Plant and Equipment [Table Text Block]
Buildings (in years)	20
Machinery and equipment (in years)	10 to 15
Yard improvements (in years)	5 to 15
Loaders and other rolling stock (in years)	5 to 15